Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Accounts receivable	¥ 2,625,703	$ 378,180	¥ 3,002,721
Less: Allowance for doubtful accounts	(529,120)	(76,209)	(527,335)
Total accounts receivable, net	¥ 2,096,583	$ 301,971	¥ 2,475,386